Schedule of depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation		₨ 33,893	₨ 85,509	₨ 123,781
Amortization		627,651	502,992	457,965
Depreciation on right of use assets		87,936	77,868
Total	$ 10,247	₨ 749,480	₨ 666,369	₨ 581,746